Deferred Taxation	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Taxation
17.	DEFERRED TAXATION

The following are the major deferred tax (assets) liabilities recognized and movement thereon during the current and prior reporting periods.

					Fair value
					adjustments
					on acquisition
		Undistributed		Fair value	of Zhengxing
	Unrealized	profits		adjustment	Wheel
	profit in	of PRC	Deferred	on trade	other than
	inventories	subsidiaries	income	names	trade names	Tax loss	Others*	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

At January 1, 2016	(302)	53,355	(1,514)	4,250	19,980	(15,708)	9,265	69,326
Charge (credit) to profit or loss	(235)	—	119	—	(562)	(7,578)	380	(7,876)

At December 31, 2016	(537)	53,355	(1,395)	4,250	19,418	(23,286)	9,645	61,450
Charge (credit) to profit or loss	182	—	120	—	(559)	953	406	1,102
Attributable to change in tax rate	—	—	—	—	(141)	—	(1,241)	(1,382)

At December 31, 2017	(355)	53,355	(1,275)	4,250	18,718	(22,333)	8,810	61,170

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

At December 31, 2017	(54)	8,201	(196)	653	2,877	(3,433)	1,354	9,402

*	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial reporting purposes:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Deferred tax assets	(23,836)	(25,500)	(3,919)
Deferred tax liabilities	85,286	86,670	13,321

	61,450	61,170	9,402

At the end of each reporting period, the Group had the followings unused tax losses:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

Unused tax losses	140,427	144,766	22,250

As of December 31, 2017 and 2016, a deferred tax asset has been recognized in respect of RMB144,767,000 (US$22,250,000) and RMB 130,747,000 of such losses, respectively. No deferred tax asset in relation to unused tax losses has been recognized in respect of the remaining RMB Nil and RMB9,680,000 to the years ended December 31, 2017 and 2016, respectively, due to the unpredictability of future profit streams. The unused tax losses could be carried forward to offset future taxable profit for five years from the year of origination and will expire at various dates up to and including 2020.

Under the PRC EIT law, withholding income tax is imposed on dividend paid by PRC entities out of its profits earned since January 1, 2008 to its overseas investors (including Hong Kong investors). Deferred taxation on the undistributed profits of the PRC subsidiaries has been provided in the consolidated financial statements to the extent that in the opinion of the directors of the Company such profits will be distributed in the foreseeable future.

The aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized as of December 31, 2017 and 2016 were RMB1,176,892,000 (US$180,885,000) and RMB1,157,854,000, respectively, as the Group is able to control the timing of the reversal of such temporary differences and it is probable that such temporary differences will not reverse in the foreseeable future.